Segmental analysis (Tables)	6 Months Ended
Jun. 30, 2019
Segmental analysis
Schedule of operating segments

		Commercial
	Retail	Banking	Other	Total
	£m	£m	£m	£m

Net interest income	4,325	1,368	375	6,068
Other income	1,010	461	1,075	2,546
Total income	5,335	1,829	1,450	8,614
Costs	(2,912)	(926)	(831)	(4,669)
Trading surplus	2,423	903	619	3,945
Impairment	(556)	(64)	31	(589)
Profit before tax	1,867	839	650	3,356

External income	6,444	547	1,623	8,614
Intersegment income	(1,109)	1,282	(173)	—
Total income	5,335	1,829	1,450	8,614

Total external assets	346,908	98,909	147,102	592,919
Total external liabilities	259,367	128,733	164,496	552,596

		Comm-		Cont-	Dis-
		ercial		inuing	continued	Adjust-
	Retail	Banking	Other	operations	operations[1]	ments	Total
	£m	£m	£m	£m	£m	£m	£m

Net interest income	4,485	1,513	393	6,391	11	—	6,402
Other income, net of insurance claims	1,049	808	265	2,122	692	(296)	2,518
Total income, net of insurance claims	5,534	2,321	658	8,513	703	(296)	8,920
Costs	(3,590)	(1,140)	(999)	(5,729)	(333)	296	(5,766)
Trading surplus	1,944	1,181	(341)	2,784	370	—	3,154
Impairment	(460)	6	24	(430)	—	—	(430)
Profit on disposal	—	—	—	—	1,010	—	1,010
Profit before tax	1,484	1,187	(317)	2,354	1,380	—	3,734

External income	6,422	586	1,505	8,513	703	(296)	8,920
Intersegment income	(888)	1,735	(847)	—	—	—	—
Total income	5,534	2,321	658	8,513	703	(296)	8,920

Total external assets	350,448	170,542	171,229	692,219	—	—	692,219
Total external liabilities	262,217	212,994	176,364	651,575	—	—	651,575

The Group’s discontinued operations were previously in its Insurance segment.